UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND
GROWTH FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.5%

	Shares	Value
CONSUMER DISCRETIONARY — 11.9%
Delphi Automotive	35,690	$3,227,090
Interpublic Group of	84,900	1,834,689
Marriott International, Cl A	21,700	2,260,923
McDonald’s	15,370	2,384,502
Six Flags Entertainment	47,530	2,703,031

		12,410,235

CONSUMER STAPLES — 10.8%
Clorox	14,780	1,972,982
CVS Health	26,720	2,135,730
Kimberly-Clark	16,226	1,998,394
Marine Harvest ADR	155,095	2,884,767
Pinnacle Foods	38,830	2,305,725

		11,297,598

ENERGY — 4.6%
Occidental Petroleum	39,590	2,451,809
Tesoro	22,950	2,284,213

		4,736,022

FINANCIALS — 14.0%
Arthur J Gallagher	41,760	2,455,070
Bank of N.T. Butterfield & Son	68,110	2,321,870
CME Group, Cl A	23,680	2,903,642
Intercontinental Exchange	37,390	2,494,287
JPMorgan Chase	22,530	2,068,254
Progressive	50,360	2,373,467

		14,616,590

HEALTH CARE — 11.1%
Abbott Laboratories	56,550	2,781,129
Eli Lilly	32,670	2,700,502
Quest Diagnostics	33,069	3,581,703
UnitedHealth Group	13,080	2,508,875

		11,572,209

INDUSTRIALS — 10.6%
Delta Air Lines	41,290	2,038,075
Honeywell International	11,560	1,573,547
Lockheed Martin	9,923	2,898,806
Macquarie Infrastructure	33,969	2,575,190

1

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND
GROWTH FUND
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Union Pacific	18,820	$1,937,707

		11,023,325

INFORMATION TECHNOLOGY — 22.3%
Cisco Systems	82,185	2,584,718
Intel	63,560	2,254,473
Jack Henry & Associates	35,782	3,840,124
Microchip Technology	23,090	1,848,124
Microsoft	53,128	3,862,405
Motorola Solutions	24,930	2,260,653
Oracle	41,660	2,080,084
Paychex	33,910	1,961,694
Western Digital	30,610	2,605,523

		23,297,798

MATERIALS — 6.0%
Avery Dennison	30,970	2,878,042
Dow Chemical	53,218	3,418,724

		6,296,766

REAL ESTATE — 6.2%
Alexandria Real Estate Equities ‡	21,700	2,631,125
Community Healthcare Trust ‡	58,715	1,489,600
CyrusOne ‡	38,490	2,298,238

		6,418,963

TOTAL COMMON STOCK (Cost $86,073,737)		101,669,506

TOTAL INVESTMENTS— 97.5% (Cost $86,073,737)†		$101,669,506

Percentages are based on Net Assets of $104,290,074.
‡	Real Estate Investment Trust
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $86,073,737, and the unrealized appreciation and depreciation were $16,237,995 and $(642,226) respectively.

ADR — American Depositary Receipt

Cl — Class

2

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND
GROWTH FUND
JULY 31, 2017 (Unaudited)

As of July 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2017, there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

WCM-QH-002-0900

3

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE
CAP GROWTH FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.5%

	Shares	Value
CONSUMER DISCRETIONARY — 19.5%
Amazon.com *	4,008	$3,959,022
Charter Communications, Cl A *	5,225	2,047,730
Delphi Automotive	20,690	1,870,790
Home Depot	17,120	2,561,152
Marriott International, Cl A	24,370	2,539,110
McDonald’s	12,810	1,987,344
Newell Brands	32,590	1,718,145
Priceline Group *	884	1,793,194
Twenty-First Century Fox, Cl A	48,475	1,410,622
Walt Disney	20,770	2,283,246

		22,170,355

CONSUMER STAPLES — 5.1%
Constellation Brands, Cl A	12,920	2,498,082
Monster Beverage *	26,540	1,399,985
Philip Morris International	16,185	1,888,951

		5,787,018

ENERGY — 1.9%
EOG Resources	12,150	1,155,951
Valero Energy	15,130	1,043,516

		2,199,467

FINANCIALS — 5.8%
Charles Schwab	43,580	1,869,582
Intercontinental Exchange	26,250	1,751,138
Progressive	32,810	1,546,335
S&P Global	9,450	1,451,425

		6,618,480

HEALTH CARE — 19.5%
Abbott Laboratories	45,560	2,240,641
Alexion Pharmaceuticals *	10,780	1,480,525
Biogen *	5,436	1,574,211
Celgene *	21,880	2,962,771
Cooper	7,955	1,939,986
Danaher	21,970	1,790,335
Eli Lilly	24,610	2,034,263
Jazz Pharmaceuticals *	15,661	2,405,686
STERIS	29,220	2,391,657

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE
CAP GROWTH FUND
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
UnitedHealth Group	17,105	$3,280,910

		22,100,985

INDUSTRIALS — 6.8%
AMETEK	36,710	2,260,602
Ingersoll-Rand	27,680	2,432,518
Union Pacific	16,230	1,671,041
United Continental Holdings *	20,140	1,363,075

		7,727,236

INFORMATION TECHNOLOGY — 34.1%
Adobe Systems *	13,970	2,046,465
Alphabet, Cl A *	3,180	3,006,690
Alphabet, Cl C *	3,188	2,966,434
Apple	38,336	5,701,713
Applied Materials	37,470	1,660,296
Broadcom, Cl A	8,090	1,995,479
Cognizant Technology Solutions, Cl A	18,600	1,289,352
Facebook, Cl A *	28,810	4,876,093
MasterCard, Cl A	15,410	1,969,398
Micron Technology *	37,780	1,062,374
Microsoft	45,350	3,296,945
PayPal Holdings *	29,070	1,702,049
salesforce.com inc *	27,260	2,475,208
ServiceNow *	13,800	1,524,210
Visa, Cl A	30,970	3,083,373

		38,656,079

MATERIALS — 3.3%
Celanese, Cl A	17,240	1,657,971
Dow Chemical	32,810	2,107,714

		3,765,685

REAL ESTATE — 2.5%
Alexandria Real Estate Equities ‡	11,110	1,347,088

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE
CAP GROWTH FUND
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — continued
SBA Communications, Cl A ‡*	10,400	$1,430,520

		2,777,608

TOTAL COMMON STOCK (Cost $74,527,110)		111,802,913

TOTAL INVESTMENTS— 98.5% (Cost $74,527,110)†		$111,802,913

Percentages are based on Net Assets of $113,527,629.
*	Non-income producing security.
‡	Real Estate Investment Trust
†	At July 31, 2017, the tax basis cost of the Fund’s investments was $74,527,110, and the unrealized appreciation and depreciation were $37,599,126 and $(323,323) respectively.

Cl — Class

As of July 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2017, there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

WCM-QH-001-1300

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017